FEDERATED CORE TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 15, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: Federated Core Trust (the “Trust”)

Emerging Markets Core Fund (the “Fund”)

1940 Act File No. 811-8519

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 56 to the Registration Statement of the above referenced Trust is hereby electronically transmitted.

This filing is being made to register a new series of the Trust, Emerging Markets Core Fund. Beneficial interest in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

The SEC Staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Fund is nearly identical to a currently existing fund, and in this regard, the disclosure in the Registration Statement regarding the Fund is substantially similar to that contained in the Form N-1A registration statement filed on behalf of Emerging Markets Fixed-Income Core Fund (“EMCORE”), a portfolio of Federated Core Trust II, L.P. Thus, the Staff may conclude that the entire Registration Statement needs only cursory (if any) review.

The Fund is intended to serve as a “shell” entity for the purpose of converting EMCORE from a partnership structure to a regulated investment company structure. An Agreement and Plan of Conversion will be executed and will provide for the conversion to occur on or around June 3, 2016 (the “Conversion Date”). On the Conversion Date, substantially all of the assets of EMCORE would be acquired, and the stated liabilities reflected on the books and records of EMCORE would be assumed, by the Fund in exchange for common shares of the Fund (intended to be initially valued at $10.00 per share) equal in value to the aggregate net asset value of the shares of EMCORE, calculated as of 4:00 p.m., Eastern time, on the Conversion Date. Although the Registration Statement will become effective immediately upon filing, and all information contained in the Fund is current as of the filing date, the Fund will not operate until the Conversion Date.

If you have any questions on the enclosed material, please contact me at (724) 720-8840.

Very truly yours,

/s/ Leslie C. Petrone

Leslie C. Petrone

Senior Manager

Enclosures